FT Vest Emerging Markets Buffer ETF - December Annual Fund Operating Expenses - FT Vest Emerging Markets Buffer ETF - December - FT Vest Emerging Markets Buffer ETF - December	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.